UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     January 20, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $114,858 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108     8025   750000 SH       SOLE                   750000        0        0
AMERICREDIT CORP               COM              03060R101     8582   351000 SH       SOLE                   351000        0        0
CAMECO CORP                    COM              13321L108     2254    21500 SH       SOLE                    21500        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     8299   144000 SH       SOLE                   144000        0        0
CHURCHILL DOWNS INC            COM              171484108     2920    65328 SH       SOLE                    65328        0        0
CONSOL ENERGY INC              COM              20854P109     3694    90000 SH       SOLE                    90000        0        0
DEX MEDIA INC                  COM              25212E100     5569   223100 SH       SOLE                   223100        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     7459   247000 SH       SOLE                   247000        0        0
HOMEBANC CORP GA               COM              43738R109     7867   812700 SH       SOLE                   812700        0        0
MAGNA ENTMT CORP               CL A             559211107     3149   523100 SH       SOLE                   523100        0        0
NVR INC                        COM              62944T105    13618    17700 SH       SOLE                    17700        0        0
PENN NATL GAMING INC           COM              707569109    16330   269700 SH       SOLE                   269700        0        0
PHELPS DODGE CORP              COM              717265102     4649    47000 SH       SOLE                    47000        0        0
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    12519  1357803 SH       SOLE                  1357803        0        0
SAXON CAP INC NEW              COM              80556T106     4966   207000 SH       SOLE                   207000        0        0
WEBMD CORP                     COM              94769M105     3084   377900 SH       SOLE                   377900        0        0
WYNN RESORTS LTD               COM              983134107     1874    28000 SH       SOLE                    28000        0        0